Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 8. Stockholders’ Equity
The consolidated statement of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse capitalization as defined in Note 4, Business Combination.

Amended and Restated Articles of Incorporation
On January 19, 2021, Old Pardes amended and restated our restated certificate of incorporation to increase our authorized shares of common stock from 10,000,000 to 25,187,755 shares and created a new class of preferred shares authorizing 13,923,367 shares as Preferred Stock, designating 9,771,425 shares as Series A Preferred Stock, 2,818,034 shares as Series
A-1
Preferred Stock, 605,850 shares as Series
A-2
Preferred Stock, and 728,058 shares as Series
A-3
Preferred Stock.
In connection with the Business Combination, our amended and restated certificate of incorporation was amended and restated on December 23, 2021 to authorize the issuance of 260,000,000 shares, consisting of 250,000,000 shares of common stock, $0.0001 par value per share, and 10,000,000 shares of preferred stock, $0.0001 par value. Immediately following the closing of the Business Combination and as of December 31, 2021, there were 62,378,996 shares of common stock issued,
including 56,765,533 shares outstanding and
5,613,463 shares
that

are subject to the right of repurchase, and no shares of preferred stock are outstanding.
Convertible Preferred Stock
In January 2021, we sold

13,756,122 shares
(
9,771,414 shares
as originally issued)
of Series A Preferred Stock for gross proceeds of $44.5 million and issued a total of 5,845,071 shares
(
4,151,942 shares
 as originally issued
)
of Series
A-1,
A-2
and
A-3
Preferred Stock in satisfaction of our obligation under the 2020 SAFEs. On December 23, 2021, in connection with the closing of the Business Combination and pursuant to the Merger Agreement, all previously issued and outstanding Series A and Series
A-1,
A-2
and
A-3
Preferred Stock were exchanged for our Common Stock, respectively, pursuant to the final conversion ratio of 1.4078. All fractional shares were rounded down.
As of the closing
of the Business Combination, we authorized 10,000,000 shares of preferred stock, par value $0.0001 per share, all of which shares of preferred stock are
undesignated.

As of December 31, 2021, there were no shares of preferred stock outstanding.
Common Stock
In 2020, we sold 9,843,236 shares (6,983,000 shares as originally issued) of restricted common stock to our officers, employees and consultants during our formation period. The proceeds from the restricted common stock sale were immaterial to the consolidated financial statements. The stock is subject to vesting, generally at 25% one year from the vesting commencement date and ratably each month thereafter for a period of 36 months.
In January 2021, we sold 105,585 shares (75,000 shares as originally issued) of restricted common stock to two directors of our Board
of Director
for their board services.
The proceeds from the restricted common stock sale were immaterial to the consolidated financial statements. The stock is subject to vesting ratably each month over 48 months.
On December 23, 2021, in connection with the closing of the Business Combination, and pursuant to the Merger Agreement, all previously issued and outstanding restricted common stock shares of Old Pardes were converted into restricted shares of our common stock equal to the number of shares subject to the restricted stock award prior to the consummation of the Business Combination multiplied by 1.4078 with the converted repurchase price equal to the purchase price divided by 1.4078. All fractional shares were rounded down to the nearest share. Such restricted stock shall remain subject to the same terms and conditions set forth under the applicable restricted stock award agreement. At December 31, 2021 and 2020, respectively, the repurchase liability for these shares was nominal. For accounting purposes, the unvested shares purchased are not deemed to be outstanding.

A summary of the restricted common stock awards, on an
as-converted
basis based on the final conversion rate, is as follows:

Number of Unvested Shares
Balance at February 27, 2020 (inception)	—
Issued shares	9,843,286
Forfeited shares	(187,237)

Balance at December 31, 2020	9,656,049
Issued shares	105,585
Vested shares	(4,148,171)

Balance at December 31, 2021	5,613,463